Income Taxes - Schedule of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
(in thousands)
Ireland statutory tax rate	$ 31,558	$ 100,470	$ 71,622
State and local income taxes, net of federal income tax effect	0
Foreign tax difference / rate differential	0	50,130	35,044
Nontaxable or non-deductible items	4,321
Effect of cross-border tax laws	0
Effect of changes in tax laws or rates enacted in the current period	0	25,691	3,154
Changes in valuation allowances	3,287	(5,279)	(1,068)
Tax credits	0
Other adjustments	(4,259)
Investor tax (benefit) / expense on foreign subsidiary earnings	(30,496)	(7,995)	39,165
Global minimum tax	13,156	16,719	0
Intangible amortization		(48,240)	(71,223)
Changes in uncertain tax benefits	(25,952)
Income tax expense	$ 23,126	$ 64,630	$ 18,388
%
Ireland statutory tax rate	12.50%
State and local income taxes, net of federal income tax effect	0.00%
Foreign tax difference / rate differential	0.00%
Nontaxable or non-deductible items	1.70%
Effect of cross-border tax laws	0.00%
Effect of changes in tax laws or rates enacted in the current period	0.00%
Changes in valuation allowances	1.30%
Tax credits	0.00%
Other adjustments	(1.70%)
Investor tax benefit on foreign subsidiary earnings	(12.10%)
Global minimum tax	5.20%
Changes in uncertain tax benefits	(10.30%)
Effective Tax Rate	9.20%
United States
(in thousands)
Foreign tax difference / rate differential	$ 11,854
Effect of changes in tax laws or rates enacted in the current period	(23,688)
Other adjustments	7,327
Foreign tax effects	2,526
Intangible amortization	(38,498)
Goodwill impairment	$ 45,531
%
Foreign tax difference / rate differential	4.70%
Effect of changes in tax laws or rates enacted in the current period	(9.40%)
Other adjustments	2.90%
Foreign tax effects	1.00%
Intangible amortization	(15.20%)
Goodwill impairment	18.00%
United Kingdom
(in thousands)
Foreign tax difference / rate differential	$ 8,565
Other adjustments	(1,874)
Foreign tax effects	$ 6,691
%
Foreign tax difference / rate differential	3.40%
Other adjustments	(0.70%)
Foreign tax effects	2.70%
Germany
(in thousands)
Foreign tax difference / rate differential	$ 5,477
%
Foreign tax difference / rate differential	2.20%
Other jurisdictions
(in thousands)
Foreign tax difference / rate differential	$ 16,817
%
Foreign tax difference / rate differential	6.70%